Investments in Associates - Movements in Investments in Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Investments In Associates [Abstract]
At January 1	$ 930	$ 935
Share of loss of associates	(1)	(1)	$ (3)
Exchange difference	(94)	(4)
At December 31	$ 835	$ 930	$ 935